FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and estimated fair values at June 30 are as follows:

	June 30, 2018
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,441	$2,441	$2,441	$—	$—
Certificates of deposit	350	350	350	—	—
Investment securities – available for sale	128,811	128,811	—	128,811	—
Investment securities – held to maturity	6,181	6,125	—	6,125	—
Mortgage-backed securities – held to maturity:
Agency	114,899	115,733	—	115,733	—
Private-label	958	1,111	—	—	1,111
Net loans receivable	84,675	84,319	—	—	84,319
Accrued interest receivable	1,225	1,225	1,225	—	—
FHLB stock	7,161	7,161	7,161	—	—
Bank owned life insurance	4,668	4,668	4,668	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest earning checking	$18,436	$18,436	$18,436	$—	$—
Interest-earning checking	24,459	24,459	24,459	—	—
Savings accounts	44,727	44,727	44,727	—	—
Money market accounts	21,087	21,087	21,087	—	—
Certificates of deposit	34,376	34,053	—	—	34,053
Advance payments by borrowers for taxes and insurance	1,938	1,938	1,938	—	—
FHLB short-term advances	171,403	171,403	171,403	—	—
Accrued interest payable	380	380	380	—	—

	June 30, 2017
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,272	$2,272	$2,272	$—	$—
Certificates of deposit	10,380	10,380	10,380	—	—
Investment securities – available for sale	108,449	108,449	—	108,449	—
Investment securities – held to maturity	8,678	8,815	—	8,815	—
Mortgage-backed securities – held to maturity:
Agency	128,201	128,840	—	128,840	—
Private-label	1,120	1,341	—	—	1,341
Net loans receivable	77,455	77,224	—	—	77,224
Accrued interest receivable	1,206	1,206	1,206	—	—
FHLB stock	7,062	7,062	7,062	—	—
Bank owned life insurance	4,541	4,541	4,541	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$19,396	$19,396	$19,396	$—	$—
Interest-earning checking	23,787	23,787	23,787	—	—
Savings accounts	45,524	45,524	45,524	—	—
Money market accounts	22,484	22,484	22,484	—	—
Certificates of deposit	32,313	32,147	—	—	32,147
Advance payments by borrowers for taxes and insurance	1,785	1,785	1,785	—	—
FHLB advances – fixed rate	10,000	10,000	—	—	10,000
FHLB advances – variable rate	6,109	6,109	6,109	—	—
FHLB short-term advances	155,799	155,799	155,799	—	—
Accrued interest payable	247	247	247	—	—